Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000352667
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
Touchstone Ohio Tax-Free Bond Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOHAX
Touchstone Ohio Tax-Free Bond Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOHCX
Touchstone Ohio Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOHXX
Touchstone Ohio Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Money Market Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIOXX
Touchstone Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFXX
Touchstone Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Tax-Free Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTSXX